11. INTANGIBLE ASSETS (Details 2) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,586	$ 2,103
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	757	702
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	688	999
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets	141	388
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0	$ 14